Provisions	12 Months Ended
Mar. 31, 2025
Provisions [abstract]
Provisions	Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329
Increases	54,679	14,326	956,682	10,864	1,036,551
Decreases (utilized)	(93,016)	(10,716)	(993,456)	(12,106)	(1,109,294)
Decreases (reversed)	(6,864)	(1,664)	(30,307)	(5,734)	(44,568)
Foreign currency translation differences	3,253	1,205	85,127	2,191	91,775
As of March 31, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793
Increases	7,181	41,794	871,225	39,848	960,049
Decreases (utilized)	(16,959)	(29,976)	(799,841)	(16,829)	(863,606)
Decreases (reversed)	(63)	(8,609)	(42,854)	(750)	(52,275)
Foreign currency translation differences	(40)	(1,316)	(12,624)	(664)	(14,644)
As of March 31, 2025	¥12,462	¥13,995	¥499,165	¥42,695	¥568,317
The current portion of the provision is JPY 508,360 million, JPY 524,420 million and JPY 533,140 million as of April 1, 2023, March 31, 2024 and 2025, respectively. The non-current portion of the provision is JPY 55,969 million, JPY 14,373 million and JPY 35,177 million as of April 1, 2023, March 31, 2024 and 2025, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2023, 2024 and 2025, in connection with the following:
•Integration of Shire - In the year ended March 31, 2023, Takeda directed various restructuring efforts following the Shire acquisition. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.
•Enterprise-wide efficiency program - Takeda implemented an enterprise-wide program in the fiscal year ended March 31, 2025, aimed at promoting business growth and improving profitability. This program includes increasing the agility and simplicity of our business organization, investing in digital, data, and technology to enhance productivity and efficiency across the organization, and implementing cost reductions and process improvements in supply chain and vendor management.
•Various other efforts to improve the efficiency of its operations and related facilities.
A restructuring provision is recorded when Takeda has developed a detailed formal plan for the restructuring and, through an execution of the plan or an announcement of its main features to those affected by it, a valid expectation has been raised in those affected by the plan that the plan will be implemented. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities.
Restructuring expenses recorded for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Cash:
Severance	¥10,605	¥13,685	¥62,595
Consulting fees	12,709	11,528	16,205
Other	33,601	48,622	44,784
Total	¥56,915	¥73,835	¥123,584
Non-Cash:
Depreciation and impairment	¥2,320	¥7,523	¥4,548
Total	¥59,234	¥81,358	¥128,133
Other restructuring expenses for the fiscal years ended March 31, 2023, 2024 and 2025 include personnel expenses of JPY 9,683 million, JPY 9,769 million, and JPY 16,353 million, respectively, and mainly related to retention bonus and salary of employees fully dedicated to restructuring programs. Also, other restructuring expenses for the fiscal year ended March 31, 2023 include expenses related to system optimization by the integration of Shire in digital transformation initiatives and those expenses for the fiscal year ended March 31, 2024 include expenses related to lease termination agreement to consolidate the offices for the purpose of maximizing organizational effectiveness.

Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises. The balances stated in the summary table above include provisions of JPY 253,832 million and JPY 241,704 million as of March 31, 2024 and 2025, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. State and Federal government health programs, such as U.S. Medicaid and U.S. commercial managed care programs. These are expected to be paid out generally within one year. Return reserves are recorded primarily for credits expected to be issued to customers for certain expired product that will be returned. Sales rebates and sales returns reserves are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to post-trial access costs for the terminated program (Note 5), asset retirement obligations, contract termination fees and onerous contracts.